INCOME TAX - Loss carryforward (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforward	$ 8,371,547
Deferred tax assets	15,112,717	$ 28,222,382
Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,511,464
2020 | 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforward	71,194
2020 | 2026 | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	21,358
2021 | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	144,845
2021 | 2026
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforward	482,816
2022 | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,023,614
2022 | 2027
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforward	6,745,381
2023 | 2027 | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	21,515
2023 | 2028
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforward	71,716
2024 | 2029
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforward	1,000,441
2024 | 2029 | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 300,132